Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	¥ 102,198	¥ 37,073
Net deferred tax assets (liabilities)	36,015	(230,292)	¥ (321,493)
Deferred tax liabilities	66,183	267,365
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	718,096	541,036
Deferred tax liabilities	682,081	771,328
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	349,058	286,752
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	68,678	44,518
Gross carrying amount [member] | Derivatives [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	95,917	48,821
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	42,719	10,254
Deferred tax liabilities	3,110	3,224
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	39,928	37,845
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	216	754
Deferred tax liabilities	477,168	572,369
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	64,574	71,265
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	56,992	57,607
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	8,845	10,381
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	121,580	112,092
Deferred tax liabilities	¥ 71,392	¥ 56,482